Credit Impairment Losses and Provisions	6 Months Ended
Jun. 30, 2018
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Credit Impairment Losses and Provisions

5. CREDIT IMPAIRMENT LOSSES AND PROVISIONS

	Half year to 30 June 2018 £m	Half year to 30 June 2017 £m
Credit Impairment losses:
Loans and advances to customers (See Note 11)	102	76
Recoveries of loans and advances, net of collection costs (See Note 11)	(21)	(28)
Off-balance sheet credit exposures (See Note 19)	10

	91	48

Provisions for other liabilities and charges (excluding off-balance sheet credit exposures) (See Note 19)	33	181
Provisions for residual value and voluntary termination (See Note 11)	—	5

	33	186

	124	234

The new credit impairment loss allowance requirements introduced by IFRS 9 mandated a change from recognising impairment losses on an incurred loss basis (as reflected in H117) to an expected credit loss (ECL) basis (as reflected in H118). For more details on this change in methodology, refer to the IFRS 9 accounting policy changes in Note 1 and the IFRS 9 transition disclosures in Note 25. There were no material credit impairment losses on loans and advances to banks and financial investments.